Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Entity registrant name	UBS AG
Entity central index key	0001114446
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,858,408,466
Document type	20-F
Document period end date	Dec. 31, 2024
Amendment flag	false
Document fiscal year focus	2024
Document fiscal period focus	FY
Entity emerging growth company	false
Entity shell company	false
Entity interactive data current	Yes
Auditor name	Ernst & Young Ltd
Auditor firm ID	1460
Auditor location	Basel, Switzerland
Icfr auditor attestation flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address Address Line 1	Bahnhofstrasse 45
Entity Address City Or Town	Zurich
Entity Address Postal Zip Code	CH-8001
Entity Address Country	CH
Entity File Number	1-15060
Entity Incorporation State Country Code	V8
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Fin Stmt Error Correction Flag	false
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Patrick T. Shilling, Esq.
Entity Address Address Line 1	11 Madison Ave.
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	212
Local Phone Number	713-3685
Other Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	Aeschenvorstadt 1
Entity Address City Or Town	Basel
Entity Address Postal Zip Code	CH-4051
Entity Address Country	CH